Intangible Assets and Goodwill - Summary of Detailed Information About Intangible Assets (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 76,101
Additions	5,749
Impairment of assets	2,421
Amortization for the period	(11,856)
Translation differences	(660)
Ending balance	71,755 [1]	€ 76,101
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	154,535
Ending balance	159,624	154,535
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(54,744)
Ending balance	(66,600)	(54,744)
Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(23,690)
Ending balance	(21,269)	(23,690)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,928
Additions	226	2,689
Impairment of assets	627
Amortization for the period	(977)
Translation differences	(121)
Ending balance	6,683	6,928
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	16,434
Ending balance	16,539	16,434
Software | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,745)
Ending balance	(7,722)	(6,745)
Software | Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,761)
Ending balance	(2,134)	(2,761)
Trademarks, industrial property and customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,865
Additions	0
Impairment of assets	807
Amortization for the period	(1,038)
Translation differences	(192)
Ending balance	2,442	2,865
Trademarks, industrial property and customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,768
Ending balance	20,576	20,768
Trademarks, industrial property and customer relationships | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,644)
Ending balance	(4,682)	(3,644)
Trademarks, industrial property and customer relationships | Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(14,259)
Ending balance	(13,452)	(14,259)
Development costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	66,308
Additions	5,523	23,797
Impairment of assets	987
Amortization for the period	(9,841)
Translation differences	(347)
Ending balance	62,630	66,308
Development costs | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	117,333
Ending balance	122,509	117,333
Development costs | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(44,355)
Ending balance	(54,196)	(44,355)
Development costs | Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,670)
Ending balance	€ (5,683)	€ (6,670)

[1]	Unaudited